Recapitalization (Details) - Schedule of business Combination to the additional paid-in capital in the Unaudited Condensed Consolidated Statement of Stockholders’ Equity $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Schedule of business Combination to the additional paid-in capital in the Unaudited Condensed Consolidated Statement of Stockholders’ Equity [Abstract]
Cash – LIVK trust and cash, net of redemptions	$ 5,749
Cash – PIPE Financing	27,600
Less: Transaction costs	(13,033)
Net proceeds from the Business Combination	20,316
Less: Initial fair value of warrant liabilities recognized in the Business Combination	(15,123)
Equity classification of Public Warrants	8,292
Surrender of related party receivables	(1,359)
Debt conversion	38,120
Conversion of mezzanine equity	15,594 [1]
Net adjustment to total equity from the Business Combination	$ 65,840

[1]	Relates to the transfer from mezzanine equity to permanent equity of the preferred contribution received from LIV Capital on February 02, 2021, which was considered part of the PIPE financing and upon the transaction close, was reclassified to permanent equity of the Company.